Investment Objectives and Goals - SPARROW GROWTH FUND SUMMARY	Dec. 31, 2025
Class A C [Member]
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Sparrow Growth Fund is long-term capital appreciation.
No Load [Member]
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Sparrow Growth Fund is long-term capital appreciation.